Restatement of Previously Issues Audited and Financial Statements - Reconciliation of Common Stock Subject to Possible Redemption and common Stock Outstanding (Detail) - shares		Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019
Class Of Stock [Line Items]
Common stock subject to possible redemption - shares outstanding		14,060,819	16,026,023	16,931,258	16,988,116	17,032,910	17,024,642	17,013,947	17,001,824
Common stock - shares issued		5,751,496	5,639,096	5,313,742	5,256,884	5,212,090	5,220,358	5,231,053	5,284,176
Common stock - shares outstanding		5,751,496	5,639,096	5,313,742	5,256,884	5,212,090	5,220,358	5,231,053	5,284,176
As Originally Reported
Class Of Stock [Line Items]
Common stock subject to possible redemption - shares outstanding			16,137,253	16,982,900	17,015,924	17,050,503	17,042,802	17,029,837	17,012,376
Common stock - shares issued			5,527,866	5,262,100	5,229,076	5,194,497	5,202,198	5,215,163	5,237,624
Common stock - shares outstanding			5,527,866	5,262,100	5,229,076	5,194,497	5,201,198	5,215,163	5,237,524
Restatement Adjustment
Class Of Stock [Line Items]
Common stock subject to possible redemption - shares outstanding	[1]		(111,230)	(51,642)	(27,808)	(17,593)	(18,160)	(15,890)	(10,552)
Common stock - shares issued	[1]		111,230	51,642	27,808	17,593	18,160	15,890	10,552
Common stock - shares outstanding	[1]		111,230	51,642	27,808	17,593	18,160	15,890	10,552

[1]	The Restatement Adjustments reflect the entries to record the initial warrant liability from the Warrants issued as part of the Private Placement Units and to revalue the warrant liability to the then fair value at the end of each period presented. The initial fair value of the Warrants issued as part of the Private Placement Units of $116,264 was recorded in June 2019 as a warrant liability with an offset to additional paid-in capital. Each subsequent quarter end, starting with June 30, 2019, the warrant liability was adjusted to fair value and the difference is reflected in other income (expense) in the statements of operations and comprehensive income (loss). In addition, each period presented has an adjustment to the common stock subject to possible redemption to ensure that the Company maintains the required net tangible assets of at least $5,000,001.